EMPLOYEE BENEFIT EXPENSES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Wages and salaries	€ (1,128)	€ (1,067)	€ (920)
Pension costs - defined benefit plans	(17)	(22)	(24)
Other post-employment benefits	(6)	(3)	(8)
Share-based compensation	(20)	(18)	(15)
Total employee benefit expenses	€ (1,171)	€ (1,110)	€ (967)